Basis of preparation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of preparation

2.	Basis of preparation

The Company prepares its consolidated financial statements in accordance with IFRS Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value.

Significant accounting judgments and estimates used by management in the preparation of consolidated financial statements are presented in Note 3.

All the amounts presented in United States Dollars (“US$”) have been translated from the Company's functional currency and may contain immaterial rounding.

As of December 31, 2025 the main exchange rates used by the Company to convert the financial information with a currency different from functional currency were US$1.00 was equivalent to R$5.5024 (R$6.1923 on December 31, 2024) and CAD$1.00 was equivalent to R$4.0187 (R$4.3047 on December 31, 2024), according to the rates obtained from Central Bank of Brazil website.

The consolidated financial statements were approved by the Board of Directors on March 30, 2026.

2.1.	Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The consolidated financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

2.2.	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

2.3.	Functional currency

The Company's functional currency is the currency of the primary economic environment in which it operates and that best reflects its business and operations. The Company’s operations are held by the Brazilian subsidiary, Sigma Mineração S.A., which provides the entirety of the inflows and outflows of the Company, including any dividends to be remitted. The Parent Company in Canada is a pure holding company with no operations and depends on the Brazilian subsidiary to provide its cash flow. The prices of the lithium commodity are globally referenced in U.S. dollars to provide reference for market players located in different countries and different currencies. Consequently, the Company’s revenues are translated into the Brazilian Real, which is the currency that most of the costs for supplying products or services are incurred and which the costs are normally expressed and settled. Accordingly, the Company’s functional currency is the Brazilian Real ("R$").

2.4.	Presentation currency of the financial statements

On January 1, 2025, the Company elected to change its presentation currency from Canadian Dollars (“CAD”) to United States Dollars (“US$”). This change was made to better reflect the Company’s business operations and to enhance the comparability of its financial results with those of other publicly traded companies in the mining industry. The change in presentation currency has been applied retrospectively, and comparative financial information has been restated as though US$ had always been the Company’s presentation currency, in accordance with IAS 21 and IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors.

For reporting periods prior to January 1, 2025, the statements of financial position have been translated from the functional currency (R$) to the new presentation currency (US$) using the exchange rates prevailing at each respective reporting date. Equity items, however, have been translated using historical accumulated rates dating back to the Company’s incorporation in 2018. The statements of income / (loss) and comprehensive income / (loss) were translated at average exchange rates for each reporting period, or at the rate prevailing on the date of the transaction. Exchange differences arising from the translation of 2024 financial information from R$ (functional currency) to US$ (presentation currency) have been recognized in other comprehensive income / (loss) and accumulated in a separate component of equity.

In compliance with IFRS Accounting Standards, the Company also presented a third statement of financial position as of January 1, 2024. Equity balances were restated using historical average exchange rates, except for significant transactions, which were translated using the actual historical rates. Any resulting differences were recorded as adjustments to the foreign currency translation reserve.

2.5.	Material accounting policies

As for recognition and measurement basis applied in the preparation of the financial statements, the material accounting practices are presented in each of the notes to which they relate.